Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Trade name	695,789	652,134
Active user	372,007	348,666
Technology	28,349	26,570
License	52,433	50,133
Game copyright	2,170	2,170
Less: accumulated amortization and impairment	(257,034)	(414,292)
Exchange difference	(3,411)	21,830

Net book value	890,303	687,211

Schedule of Future Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2021	143,650
2022	139,960
2023	99,282
2024	70,227
2025	70,227
Thereafter	163,865

Total	687,211